Fees Summary	May 13, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 346,248,000
Previously Paid Amount	0
Total Fee Amount	53,010.57
Total Offset Amount	0
Net Fee	$ 53,010.57